EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
EQUITY
19.	EQUITY

As of December 31, 2009, 424,940 common shares have been repurchased at an aggregate cost of US$0.8 million, approximately RMB 6.8 million. The Company did not purchase any of its stock in the open market from 2009 to 2011.

The Company issued nil, 4,000, and 141,634 shares respectively in 2011, 2010 and 2009 from its treasury shares to the employees who exercised their stock options.

The Company’s convertible preferred stock (“preferred stock”) is convertible at any time into common shares at the rate of 1-to-1 and each share of preferred stock entitles its holder to the same number of votes as a Common Share. In the event of the Company’s liquidation, dissolution or winding up, the holders of preferred stock are entitled to a preference over the holders of common shares in the distribution of assets in an amount equal to the sum of: (i) US$2.188 per share, and (ii) an amount equal to declared but unpaid dividends on each such share. There was no outstanding preferred shares at the end of December 31, 2011.

 (a)         1997 Stock Option Plan

A total of 1,000,000 common shares have been reserved for issuance under the Company’s 1997 Stock Option Plan. The 1997 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 1997 Stock Option Plan, which was established in October 1997, is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability.  The exercise price of all options granted under the 1997 Stock Option Plan must be at least equal to the fair market value of each share on the date of grant. The vesting period is determined in each stock option agreement. Options shall be fully vested and become exercisable at the date vested. The maximum term of options granted under the 1997 Stock Option Plan is 10 years. We used the intrinsic value method under APB 25 and recognized no expense for options granted under this plan.

 (b)         Stock option transactions under 1997 stock option plan

During 2009 certain employees exercised stock options to purchase an aggregate of 78,000 shares of the Company’s common stock. The Company received US$138,450 from these exercises.  No options were exercised under this plan in 2010 and 2011.

            (c)           2006 Stock Option Plan

In October 2006, the Company adopted the 2006 Stock Option Plan, under which 600,000 common shares have been reserved for issuance. The 2006 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 2006 Stock Option Plan is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2006 Stock Option Plan must be at least equal to the fair market value of a Common Share on the date of grant.  Options shall be fully vested and become exercisable on the date of vesting. The vesting period is determined in each stock option agreement. The maximum term of options granted under the 2006 Stock Option Plan is 10 years. We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model.

            (d)          Stock Option Transactions Under the 2006 Stock Option Plan

In March, 2007, the Group entered into stock option agreements with certain of its directors and employees, to purchase an aggregate of 54,500 common shares. Options granted are exercisable at the price of US$9.03 per share and expire 5 years from the dated granted. The options are not transferable other than upon death and are exercisable from the date granted.

During 2009, certain current and previous employees exercised stock options to purchase 62,334 common shares. The Company received US$ 228,788 from these exercises.

In March 2008, the Company issued options to purchase 111,000 common shares.  These options are exercisable at a price of US$11.65 per share and expire 5 years from the date of grant.  The options are subject to termination of employment and are not transferable other than upon death.  The vesting dates range from the date of grant to January 1, 2011.

During 2009, certain employees exercised their options to purchase 37,300 common shares. The Company received US$ 434,545 from these exercises.

In April 2008, the Company issued options to purchase 21,500 common shares.  Options granted are exercisable at the price of US$15.28 per share and expire 5 years from the date of grant.  The options are subject to termination of employment and are not transferable other than upon death.  The options vested on January 1, 2009.

In December 2009, one employee exercised an option to purchase 4,000 common shares. The Company received US$61,140 from this exercise.

In February 2009, the Company issued stock options to purchase 207,200 common shares. Options granted are exercisable at a price of US$7.68 per share and expire 5 years from the date of grant. The options are subject to termination of employment and are not transferable other than upon death. There were 74,000 shares vested on January 1, 2010 and, additionally, 133,200 shares vested on February 5, 2012.

In December 2010, a director exercised a stock option to purchase 4,000 common shares. The Company received US$30,720 from this exercise.

In March, 2011, the Company issued stock options to purchase 44,000 common shares. Options granted are exercisable at the price of US$ 10.83 per share and expire 5 years from the date of grant.

            (e)           Warrants

In March, 2007, the Company issued warrants to purchase 200,000 common shares in connection with a private placement.  This warrant is exercisable at a price of US$11.65 per share and  expired on March 15, 2012.

We measure the fair value of each warrant at the date of granting using the Black-Scholes option-pricing model. The Black-Scholes option pricing model was developed to estimate the fair value of traded warrants, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.

The fair value of the warrants, issued in March 2007, in the amount of RMB 6.2 million, was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for 2007: risk-free interest rate was 4.47%, an expected dividend yield of 1.03%, the volatility factor of the expected market price of the common shares was 66.14%, and a weighted average contractual life of the warrants of 5 years.

            (f)           Common Shares Reserved for Options, Warrants and Preferred Stock.

	December 31, 2011	December 31, 2010

Warrants	200,000	200,000
Stock options	498,566	454,566
Preferred stock	-	-

Total	698,566	654,566

            (g)          Stock Option Valuation

We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.  The weighted-average exercise price for options outstanding as of December 31, 2011 was US$7.52. The weighted-average remaining contractual life of those options is 1.94 years.

The following assumptions were used for calculating fair value of stock options:

	December 31,	December 31,	December 31
	2011	2010	2009
Risk -free interest rate	1.22% to 1.62%	1.62% to 1.99%	1.37% to 1.62%
Average expected term (years)	3	3	3
Dividend yield	1.31%	1.62%	1.62%
Expected volatility	68.65% to 72.65%	60.64% to 68.65%	68.65% to 75.6%

The Company’s calculation of expected volatility for the year ended December 31, 2011 was based on the historical volatility of the Company’s stock price. We have adopted the guidance of ASC 718-10-S99-1 for purposes of determining the expected term for stock options. Due to limited historical data to rely upon, we use the “simplified” method in developing an estimate of expected term for stock options per ASC 718-10-S99-1.   The interest rate is based on the  U.S. Treasury yields in effect at the time of grant. While we believe that these assumptions are reasonable, actual experience may differ materially from these assumptions.

(h)           Option Award Activity

A summary of the Company’s stock option activities, and related information for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011		2010		2009
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	454,566	7.02	458,566	7.03	433,000	5.93
Granted	44,000	10.83	-	-	207,200	7.68
Exercised	-		(4,000)	7.68	(181,634)	4.21
Cancelled	-		-
Forfeited	-		-
Outstanding at the end of year	498,566	7.52	454,566	7.02	458,566	7.03
Exercisable at the year end	321,366	7.00	311,166	6.82	216,266	5.69

Weighted average grant-date fair value of options granted during the year	-		US$10.83		US$7.68

 A summary of the status of the Company’s nonvested shares for the years ended December 31, 2011, 2010, 2009 are as follows

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value (US$)
Nonvested at January 1, 2009	113,500	12.34
Granted	207,200	7.68
Vested	(78,400)	12.65
Forfeited	-	-
Nonvested at December 31, 2009	242,300	8.23
Granted	-	-
Vested	(98,900)	10.87
Forfeited	-	-
Nonvested at December 31, 2010	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	US$8.46

The Company recognized approximately RMB 2.4 million, RMB 1.4 million and RMB 6.2 million of compensation cost for the years ended December 31, 2011, 2010 and 2009, respectively.  No income tax benefit was recognized for the years ended December 31, 2011, 2010 and 2009. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was RMB nil, RMB 75,000 and RMB 14.9 million respectively. The total intrinsic value of options outstanding during the year ended December 31, 2011 was RMB 1.8 million.  The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 were approximately RMB nil, RMB 5.7 million and RMB 6.4 million respectively.  Total compensation cost related to nonvested stock options that are not recognized at the end of December 31, 2011 and will be recognized in future years is RMB 86,500. The weighted average period of nonvested stock options that is expected to be recognized is 1 years.

The following table summarizes information with respect to options outstanding at December 31, 2011:

		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life (in years)
US$ 1.77	92,000	1.73
US$ 3.67	36,000	2.04
US$ 9.03	32,166	0.19
US$11.65	73,700	1.3
US$15.28	17,500	1.3
US$7.68	203,200	2.1
US$10.83	44,000	4.2
	498,566	1.94